General Information and Reorganization Transactions	6 Months Ended
Jun. 30, 2026
General Information and Reorganization Transactions [Abstract]
GENERAL INFORMATION AND REORGANIZATION TRANSACTIONS

NOTE 1 – GENERAL INFORMATION AND REORGANIZATION TRANSACTIONS

Company information

Brera Holdings PLC (d/b/a Solmate Infrastructure) (FKA Brera Holdings Limited) (“Brera Holdings”, “we”, or the “Company”), a public company limited by shares, was incorporated in Ireland on June 30, 2022.

On January 31, 2023, the Company completed its Initial Public Offering of 1,500,000 Class B Ordinary Shares, and the Company’s Class B Ordinary Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The IPO resulted in net proceeds to the Company of approximately $6.9 million after deducting the underwriting discounts and non-accountable expense allowance.

In September 2025, the Company announced a strategic shift toward the Solana ecosystem and its intention to change its name to Solmate. On October 2, 2025, the Company announced that its Class B Ordinary Shares would begin trading on the Nasdaq Capital Market under the new ticker symbol “SLMT,” effective at the open of trading on October 3, 2025; the Company previously traded under the ticker symbol “BREA.” The Company’s SEC filings after such date identify the Company’s Nasdaq ticker as “SLMT,” and the Company has also disclosed that it operates under the name Solmate Infrastructure.

Reverse Stock Split in May 2026

On April 7, 2026, the Company announced a 10-to-1 reverse share split of the Company’s ordinary shares, wherein the 5,000,000 authorized Class A Ordinary Shares, nominal value $0.05, would become 500,000 Class A Ordinary Shares, nominal value $0.50, and the 10,025,000,000 authorized Class B Ordinary Shares, nominal value $0.05, would become 1,002,500,000 Class B Ordinary Shares, nominal value $0.50. The 10-to-1 reverse share split was completed on May 14, 2026.

Juve Stabia Disposition

On April 17, 2026, the Company sold its entire equity interest in Juve Stabia to Stabia Capital S.r.l. for nominal consideration of EUR 1, with the buyer assuming all of Juve Stabia’s outstanding debts and liabilities. Refer to Note 3, Discontinued Operations, for more details.

Rights Agreement

On April 24, 2026, the Company adopted a shareholder rights plan with Equiniti Trust Company, LLC as rights agent, issuing one purchase right per outstanding Class B Ordinary Share to holders of record as of May 5, 2026 (expiring April 23, 2027). The plan is designed to deter accumulation of 9.99% or more of outstanding shares (20% for qualifying passive “13G Investors”) without Board approval, giving the Board time to evaluate any takeover proposal and protect shareholder value against below-market acquisition attempts. Issuance of the Rights has no tax impact on the Company or shareholders and does not affect reported EPS.

May 2026 Registered Direct Offering

On May 21, 2026, the Company entered into subscription agreements to sell 2,298,000 Class B Ordinary Shares to two related parties’ investors in a registered direct offering. With no underwriter or placement agent involved, gross proceeds were approximately $11,421 before expenses. The offering was closed on May 27, 2026, with the proceeds being designated for working capital and general corporate purposes.

Business Information and New Digital Assets Treasury Strategy

Sports business

The Company’s strategy for its sports business is to manage a portfolio of professional football clubs in various international locations. Since inception and until September 2025, the Company pursued a number of acquisition transactions in the international professional sports clubs and provide them access to the global transfer market. As the Company decided to pursue a new business strategy for digital asset treasury, it plans to gradually unwind some of its sports business operations. In April 2026, the Company sold all its equity interest in the wholly owned subsidiary, Juve Stabia to a third party company. See details of Juve Stabia disposal procedures in Note 3, Discontinued Operations.

New Digital Asset Treasury Strategy

In 2025, the Company announced a new business strategy focused on driving the shareholder value through the accumulation and staking of SOL and new revenue streams from cutting-edge Solana staking infrastructure projects. In addition to operating the Company’s sports business the Company’s management will focus its resources on a new treasury policy and a significant portion of the balance sheet will be allocated to holding SOL and other digital assets in the Company’s digital asset treasury.